Stock-Based Compensation - Schedule of Warrants Outstanding and Exercisable (Details) (10-K) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Warrants Outstanding, Number of Warrants	20,737,500	18,702,500
Warrants Exercisable, Weighted Average Remaining Life In Years	1 year 18 days	2 years 6 months
Warrants Weighted- Average Exercise Price	$ 0.20	$ 0.20
Warrants Exercisable, Exercisable Number of Warrants	20,737,500	15,237,500
Minimum [Member]
Warrants Exercisable, Weighted Average Remaining Life In Years		3 years
Maximum [Member]
Warrants Exercisable, Weighted Average Remaining Life In Years		5 years
Exercise Price One [Member] | Warrants [Member]
Warrants Outstanding, Exercise Price	$ 0.20	$ 0.20
Warrants Outstanding, Number of Warrants	1,487,500	1,487,500
Warrants Exercisable, Weighted Average Remaining Life In Years	2 years 29 days	2 years 6 months
Warrants Weighted- Average Exercise Price	$ 0.20	$ 0.20
Warrants Exercisable, Exercisable Number of Warrants	1,487,500	1,487,500
Exercise Price Two [Member] | Warrants [Member]
Warrants Outstanding, Exercise Price	$ 0.20	$ 0.20
Warrants Outstanding, Number of Warrants	19,250,000	3,465,000
Warrants Exercisable, Weighted Average Remaining Life In Years	2 years 1 month 24 days
Warrants Weighted- Average Exercise Price	$ 0.20	$ 0.20
Warrants Exercisable, Exercisable Number of Warrants	19,250,000
Exercise Price Two [Member] | Warrants [Member] | Minimum [Member]
Warrants Exercisable, Weighted Average Remaining Life In Years		2 years 9 months
Exercise Price Two [Member] | Warrants [Member] | Maximum [Member]
Warrants Exercisable, Weighted Average Remaining Life In Years		3 years
Exercise Price Three [Member] | Warrants [Member]
Warrants Outstanding, Exercise Price		$ 0.20
Warrants Outstanding, Number of Warrants		13,750,000
Warrants Exercisable, Weighted Average Remaining Life In Years		2 years 6 months
Warrants Weighted- Average Exercise Price		$ 0.20
Warrants Exercisable, Exercisable Number of Warrants		13,750,000